Property and Equipment, Net (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 92,253	$ 11,857	$ 35,009	$ 75,851	$ 9,751	$ 70,017